LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Lessor, Operating Leases [Text Block]

Note 7 – Leases

The Company has an operating lease for our facility, which have an initial term of 5 years with an option to renew for 3 additional years. They also do not have an early termination clause included. Our operating lease agreements do not contain any material restrictive covenants. Per FASB’s ASU 2016-02, Leases (Topic 842), effective January 1, 2019, the company is required to report a right-of-use asset and corresponding liability to report the present value of the total least payments, with appropriate interest calculation. Per the terms of ASU 201-02, the company can use its implicit interest rate, if known, or applicable federal rate otherwise. Since the company’s implicit interest rate was not readily determinable, we utilized the applicable federal rate, which was 3.0% as of April 2019.

As of March 31, 2020, the Company's lease components included in the consolidated balance sheet were as follows:

Lease component	Classification	March 31, 2020
Assets
ROU assets - operating lease	Other assets	$96,354
Total ROU assets		$96,354
Liabilities
Current operating lease liability	Current liabilities	$21,704
Long-term operating lease liability	Other liabilities	75,992
Total lease liabilities		$97,696

Rent expense is recognized on a straight-line basis over the life of the lease. Rent expense consists of the following:

Three months ended
March 31, 2020
Operating lease costs	$6,288
Total rent expense	$6,288

Future minimum lease payments under non-cancellable leases were as follows:

March 31, 2020
2020 - remaining nine months	$18,239
2021	24,886
2022	25,633
2023	26,402
2024	8,886
2025 and beyond	-
Total future minimum lease payments	$104,046
Less: Interest	6,350
Total operating lease liabilities	$97,696
Current operating lease liability	$21,704
Long-term operating lease liability	75,992
Total operating lease liabilities	$97,696

NOTE 6	LEASES

The Company has an operating lease for our facility, which have an initial term of 5 years with an option to renew for 3 additional years. They also do not have an early termination clause included. Our operating lease agreements do not contain any material restrictive covenants. Per FASB’s ASU 2016-02, Leases (Topic 842), effective January 1, 2019, the company is required to report a right-of-use asset and corresponding liability to report the present value of the total least payments, with appropriate interest calculation. Per the terms of ASU 201-02, the company can use its implicit interest rate, if known, or applicable federal rate otherwise. Since the company’s implicit interest rate was not readily determinable, we utilized the applicable federal rate, which was 3.0% as of April 2019.

As of December 31, 2019, the Company's lease components included in the consolidated balance sheet were as follows:

Lease component	Classification	December 31, 2019
Assets
ROU assets - operating lease	Other assets	$101,883
Total ROU assets		$101,883
Liabilities
Current operating lease liability	Current liabilities	$21,365
Long-term operating lease liability	Other liabilities	81,494
Total lease liabilities		$102,859

Rent expense is recognized on a straight-line basis over the life of the lease. Rent expense consists of the following:

Twelve months ended
December 31, 2019
Operating lease costs	$16,830
Short term lease cost	3,000
Total rent expense	$19,830

Future minimum lease payments under non-cancellable leases were as follows:

December 31, 2019
2020	$24,161
2021	24,886
2022	25,633
2023	26,402
2024	8,886
2025 and beyond	-
Total future minimum lease payments	$109,968
Less: Interest	7,109
Total operating lease liabilities	$102,859
Current operating lease liability	$21,365
Long-term operating lease liability	81,494
Total operating lease liabilities	$102,859